Reverse Merger (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Company Obtained Assets and Liabilities
As part of the recapitalization, the Company obtained the assets and liabilities listed below:

Cash and cash equivalents	$69,738
Other current assets	2,473
Accrued liabilities	(386)

Net assets acquired	$71,825